ACCOUNTS RECEIVABLES, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Credit Loss [Abstract]
Allowance for credit loss written off		$ (8,453)	$ (71,667)
Provision for accounts receivable	$ 4,665		$ 3,007